Prepaid Expenses (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expenses [Abstract]
Prepaid insurance	$ 14,752	$ 28,828	$ 30,847
Prepaid products and services	169,006	54,870	66,246
Prepaid rent and security deposit	10,000	5,915	5,915
Prepaid expenses, net	$ 193,758	$ 89,613	$ 103,008